Investments (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 316,622	$ 278,234	$ 368,551
Gross realized gains	11,995	10,309	17,592
Gross realized losses	$ 4,046	$ 6,701	$ 2,326
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	35 months